Commitments and Contingencies (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Schedule of future minimum lease payments
2016	$ 20,770	$ 81,925
2017	84,233	84,233
2018	71,797	71,797
2019
2020
Thereafter
Total	$ 176,800	$ 237,955